UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

FORM N-Q

FEBRUARY 28, 2015

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 28.9%
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.5%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	220,000	$245,575
Ford Motor Co., Senior Notes	4.750%	1/15/43	1,130,000	1,243,667
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	450,000	465,819
General Motors Co., Senior Notes	3.500%	10/2/18	1,650,000	1,699,500
General Motors Financial Co. Inc., Senior Notes	3.250%	5/15/18	270,000	275,737
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	500,000	531,250
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	963,700

Total Automobiles				5,425,248

Hotels, Restaurants & Leisure - 0.5%
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	630,000	611,100
Cleopatra Finance Ltd., Senior Secured Notes	5.625%	2/15/20	2,120,000	2,125,300	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	1,030,000	1,093,087
Landry’s Inc., Senior Notes	9.375%	5/1/20	2,000,000	2,157,500	(a)
MGM Resorts International, Senior Notes	6.625%	7/15/15	140,000	142,590

Total Hotels, Restaurants & Leisure				6,129,577

Household Durables - 0.3%
NVR Inc., Senior Notes	3.950%	9/15/22	40,000	41,878
Shea Homes LP/Shea Homes Funding Corp., Senior Secured Notes	8.625%	5/15/19	2,000,000	2,105,000
Toll Brothers Finance Corp., Senior Notes	4.000%	12/31/18	300,000	308,250
Toll Brothers Finance Corp., Senior Notes	5.875%	2/15/22	440,000	487,300

Total Household Durables				2,942,428

Media - 1.0%
21st Century Fox America Inc., Senior Bonds	8.450%	8/1/34	440,000	658,662
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	50,000	67,825
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	420,000	440,475
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	1,200,000	1,356,000
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,640,000	1,851,150
DISH DBS Corp., Senior Notes	5.125%	5/1/20	100,000	100,875
DISH DBS Corp., Senior Notes	5.875%	7/15/22	1,260,000	1,275,750
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	1,560,000	1,587,300	(a)
Time Warner Cable Inc., Senior Notes	4.000%	9/1/21	1,320,000	1,398,958
Time Warner Inc., Senior Notes	7.625%	4/15/31	380,000	535,236
UBM PLC, Notes	5.750%	11/3/20	920,000	1,009,496	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	290,000	315,012	(a)
Viacom Inc., Senior Notes	5.850%	9/1/43	1,220,000	1,385,757

Total Media				11,982,496

Multiline Retail - 0.0%
Family Tree Escrow LLC, Senior Notes	5.250%	3/1/20	490,000	512,050	(a)

Specialty Retail - 0.3%
L Brands Inc.	8.500%	6/15/19	570,000	688,275
Spencer Spirit Holdings Inc., Senior Notes	9.000%	5/1/18	2,254,000	2,296,263	(a)(b)

Total Specialty Retail				2,984,538

TOTAL CONSUMER DISCRETIONARY				29,976,337

CONSUMER STAPLES - 2.4%
Beverages - 0.4%
DS Services of America Inc., Secured Notes	10.000%	9/1/21	1,650,000	1,926,375	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	2,550,000	2,767,581	(a)

Total Beverages				4,693,956

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - 0.9%
Cencosud SA, Senior Notes	5.500%	1/20/21	3,400,000	$3,622,520	(a)
Cencosud SA, Senior Notes	4.875%	1/20/23	870,000	880,357	(c)
CVS Health Corp., Senior Notes	2.750%	12/1/22	600,000	603,371
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,070,000	1,160,501
CVS Health Corp., Senior Notes	5.750%	5/15/41	520,000	667,046
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	22,069	24,306	(a)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	34,473	39,465
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	71,426	83,996
Kroger Co., Senior Notes	3.300%	1/15/21	1,460,000	1,515,880
Kroger Co., Senior Notes	3.400%	4/15/22	350,000	360,785
Kroger Co., Senior Notes	5.150%	8/1/43	660,000	771,122

Total Food & Staples Retailing				9,729,349

Food Products - 0.5%
H.J. Heinz Co., Secured Notes	4.250%	10/15/20	550,000	558,140
Kraft Foods Group Inc., Senior Notes	5.375%	2/10/20	730,000	826,113
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	4,070,000	3,992,670	(a)
Mondelez International Inc., Senior Notes	4.000%	2/1/24	720,000	779,593

Total Food Products				6,156,516

Tobacco - 0.6%
Altria Group Inc., Senior Notes	10.200%	2/6/39	710,000	1,259,874
Altria Group Inc., Senior Notes	5.375%	1/31/44	1,840,000	2,169,491
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	810,000	988,259
Lorillard Tobacco Co., Senior Notes	3.750%	5/20/23	1,500,000	1,517,857
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	500,000	512,174
Reynolds American Inc., Senior Notes	3.250%	11/1/22	770,000	767,820

Total Tobacco				7,215,475

TOTAL CONSUMER STAPLES				27,795,296

ENERGY - 4.4%
Energy Equipment & Services - 0.3%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	180,000	172,800
Transocean Inc., Senior Notes	5.050%	12/15/16	2,800,000	2,803,500
Transocean Inc., Senior Notes	2.500%	10/15/17	430,000	393,450

Total Energy Equipment & Services				3,369,750

Oil, Gas & Consumable Fuels - 4.1%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	5.875%	4/15/21	120,000	125,605
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	5/15/23	580,000	597,400
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	440,000	453,200
Anadarko Petroleum Corp., Senior Notes	5.950%	9/15/16	3,372,000	3,617,465
Antero Resources Finance Corp., Senior Notes	5.375%	11/1/21	720,000	725,400
California Resources Corp., Senior Notes	6.000%	11/15/24	560,000	499,100	(a)
Chesapeake Energy Corp., Senior Notes	6.500%	8/15/17	100,000	106,500
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	1,260,000	1,370,250
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	320,000	351,600
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	50,000	53,125
Ecopetrol SA, Senior Notes	5.875%	9/18/23	1,450,000	1,563,825
Ecopetrol SA, Senior Notes	5.875%	5/28/45	820,000	787,118
El Paso Corp., Medium-Term Notes	7.750%	1/15/32	1,220,000	1,522,459
El Paso Corp., Senior Subordinated Notes	7.000%	6/15/17	490,000	542,332
El Paso LLC, Senior Notes	7.250%	6/1/18	200,000	228,369
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	440,000	334,400
Kerr-McGee Corp., Notes	6.950%	7/1/24	30,000	37,570
Kinder Morgan Inc., Senior Secured Notes	5.000%	2/15/21	160,000	172,363	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc., Senior Secured Notes	5.625%	11/15/23	240,000	$269,334	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	2,360,000	2,253,800	(c)
LUKOIL International Finance BV, Senior Notes	6.125%	11/9/20	1,400,000	1,306,726	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	5.500%	2/15/23	1,000,000	1,045,000
Noble Energy Inc., Senior Notes	4.150%	12/15/21	700,000	748,159
Pacific Rubiales Energy Corp., Senior Notes	7.250%	12/12/21	1,280,000	918,400	(a)
Pacific Rubiales Energy Corp., Senior Notes	7.250%	12/12/21	300,000	215,250	(c)
Pacific Rubiales Energy Corp., Senior Notes	5.125%	3/28/23	2,600,000	1,709,500	(a)
Petrobras Global Finance BV, Senior Notes	3.250%	3/17/17	610,000	568,282
Petrobras Global Finance BV, Senior Notes	3.000%	1/15/19	800,000	692,632
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	4,180,000	3,440,558
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,170,000	2,000,740
Plains Exploration & Production Co., Senior Notes	6.500%	11/15/20	104,000	110,174
Plains Exploration & Production Co., Senior Notes	6.875%	2/15/23	970,000	1,035,475
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	4,220,000	4,184,130	(a)
PVR Partners LP/Penn Virginia Resource Finance Corp. II, Senior Notes	6.500%	5/15/21	380,000	408,500
QEP Resources Inc., Senior Notes	6.875%	3/1/21	380,000	406,600
QEP Resources Inc., Senior Notes	5.250%	5/1/23	1,165,000	1,140,244
Range Resources Corp., Senior Notes	5.000%	8/15/22	230,000	235,175
Range Resources Corp., Senior Subordinated Notes	5.750%	6/1/21	230,000	242,075
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	110,000	117,700
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	1,960,000	2,141,300
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	2,240,000	2,465,537	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,176,000	1,202,460
Samson Investment Co., Senior Notes	9.750%	2/15/20	2,000,000	680,000
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	510,000	467,925
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	1,140,000	912,000	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	3,110,000	3,090,562	(a)
Whiting Canadian Holding Co. ULC, Senior Notes	5.500%	1/15/21	1,470,000	1,484,700

Total Oil, Gas & Consumable Fuels				48,581,019

TOTAL ENERGY				51,950,769

FINANCIALS - 7.1%
Banks - 5.4%
BAC Capital Trust XIV, Junior Subordinated Notes	4.000%	4/16/15	370,000	296,000	(d)(e)
Bank of America Corp.	4.000%	1/22/25	1,720,000	1,739,333
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	1,440,000	1,481,400	(d)(e)
Bank of America Corp., Senior Notes	3.300%	1/11/23	180,000	182,717
Bank of America Corp., Senior Notes	5.000%	1/21/44	1,840,000	2,119,378
Bank of America Corp., Senior Notes	4.875%	4/1/44	2,880,000	3,300,921
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	1,160,000	1,201,148
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,930,000	1,977,762
BPCE SA, Subordinated Bonds	12.500%	9/30/19	1,022,000	1,380,344	(a)(d)(e)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,675,745	(a)
CIT Group Inc., Senior Notes	4.250%	8/15/17	360,000	369,000
CIT Group Inc., Senior Notes	5.250%	3/15/18	1,550,000	1,636,800
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,000,000	1,063,130
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	1,050,000	1,069,687	(d)(e)
Citigroup Inc., Junior Subordinated Notes	5.950%	1/30/23	650,000	658,125	(d)(e)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,680,000	1,902,188
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Subordinated Notes	4.625%	12/1/23	2,240,000	2,447,370
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	1,950,000	2,315,625	(a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,700,000	1,748,025	(d)(e)
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	360,000	410,648
ING Bank NV, Subordinated Notes	5.800%	9/25/23	1,300,000	1,492,330	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	3,240,000	3,335,810	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	1,710,000	$1,673,748	(d)(e)
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	1,540,000	1,537,590
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	1,230,000	1,285,201
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	1,190,000	1,219,750	(e)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	910,000	997,654	(a)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	470,000	526,850
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	1,700,000	1,902,764
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	5,700,000	6,036,289
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,850,000	2,044,002	(a)
Wells Fargo & Co., Junior Subordinated Bonds	5.900%	6/15/24	2,060,000	2,150,125	(d)(e)
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	5,928,000	6,465,687
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	820,000	858,251
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	460,000	544,564
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	790,000	844,611

Total Banks				62,890,572

Capital Markets - 0.6%
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	4/20/15	1,450,000	1,136,437	(d)(e)
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	600,000	701,505
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,530,000	3,306,563
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	4/20/15	100,000	0	(e)(f)(g)(h)(i)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	2,350,000	0	(f)(g)(h)(i)
Northern Trust Corp., Subordinated Notes	3.950%	10/30/25	610,000	650,064
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	560,000	604,890
State Street Corp., Subordinated Notes	3.100%	5/15/23	350,000	351,334

Total Capital Markets				6,750,793

Consumer Finance - 0.4%
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	2,580,000	3,084,888
SLM Corp., Senior Notes	3.875%	9/10/15	1,700,000	1,717,000
SLM Corp., Senior Notes	5.500%	1/15/19	640,000	673,600

Total Consumer Finance				5,475,488

Diversified Financial Services - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	1,440,000	1,476,000	(a)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	1,150,000	1,216,125	(a)
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	70,000	101,604
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	500,000	525,250	(a)(d)

Total Diversified Financial Services				3,318,979

Insurance - 0.1%
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	1,000,000	1,170,000
Teachers Insurance & Annuity Association of America - College Retirement Equity Fund, Notes	6.850%	12/16/39	220,000	307,186	(a)

Total Insurance				1,477,186

Real Estate Management & Development - 0.2%
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	2,250,000	2,205,000	(c)

Thrifts & Mortgage Finance - 0.1%
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	760,000	791,852

TOTAL FINANCIALS				82,909,870

HEALTH CARE - 2.2%
Biotechnology - 0.1%
Celgene Corp., Senior Notes	3.625%	5/15/24	500,000	522,293
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	700,000	747,175

Total Biotechnology				1,269,468

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Equipment & Supplies - 0.3%
Alere Inc., Senior Subordinated Notes	6.500%	6/15/20	1,970,000	$2,034,025
Medtronic Inc., Senior Notes	3.500%	3/15/25	2,040,000	2,129,285	(a)

Total Health Care Equipment & Supplies				4,163,310

Health Care Providers & Services - 1.5%
Anthem Inc., Senior Notes	3.125%	5/15/22	500,000	507,044
DaVita HealthCare Partners Inc., Senior Notes	5.125%	7/15/24	3,199,000	3,318,963
DJO Finance LLC/DJO Finance Corp., Senior Secured Notes	8.750%	3/15/18	1,500,000	1,563,750
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	430,000	442,900	(a)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	6.500%	9/15/18	1,180,000	1,315,700	(a)
HCA Inc., Senior Bonds	5.375%	2/1/25	240,000	254,400
HCA Inc., Senior Notes	6.500%	2/15/16	619,000	647,641
HCA Inc., Senior Notes	7.500%	2/15/22	1,670,000	1,970,600
HCA Inc., Senior Secured Notes	5.875%	3/15/22	200,000	224,800
HCA Inc., Senior Secured Notes	5.000%	3/15/24	120,000	129,600
Humana Inc., Senior Notes	3.150%	12/1/22	1,160,000	1,152,367
Humana Inc., Senior Notes	8.150%	6/15/38	680,000	1,010,738
Humana Inc., Senior Notes	4.625%	12/1/42	180,000	186,145
MedImpact Holdings Inc., Senior Secured Notes	10.500%	2/1/18	1,890,000	1,988,989	(a)
Tenet Healthcare Corp., Senior Notes	5.000%	3/1/19	1,050,000	1,055,250	(a)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	2,280,000	1,943,700

Total Health Care Providers & Services				17,712,587

Pharmaceuticals - 0.3%
ConvaTec Healthcare E SA, Senior Notes	10.500%	12/15/18	1,000,000	1,055,000	(a)
Mallinckrodt International Finance SA, Senior Notes	3.500%	4/15/18	700,000	696,500
Merck & Co. Inc.	3.700%	2/10/45	860,000	855,647
Perrigo Co. PLC, Senior Notes	4.000%	11/15/23	560,000	586,512

Total Pharmaceuticals				3,193,659

TOTAL HEALTH CARE				26,339,024

INDUSTRIALS - 1.3%
Aerospace & Defense - 0.2%
Ducommun Inc., Senior Notes	9.750%	7/15/18	1,240,000	1,326,800
Erickson Inc., Secured Notes	8.250%	5/1/20	1,500,000	1,222,500

Total Aerospace & Defense				2,549,300

Airlines - 0.3%
Air 2 US, Notes	8.027%	10/1/19	284,649	304,574	(a)
Delta Air Lines Inc., Pass-Through Certificates	6.821%	8/10/22	605,124	714,046
United Airlines Inc., Pass-Through Certificates	6.820%	5/1/18	39,157	42,094
United Airlines Inc., Pass-Through Certificates	6.703%	6/15/21	46,933	50,218
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	113,169	124,769
United Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	1,921,136	2,247,729
US Airways, Pass-Through Trust, Pass-Through Certificates	6.850%	1/30/18	155,258	164,573

Total Airlines				3,648,003

Commercial Services & Supplies - 0.2%
Republic Services Inc., Senior Notes	5.500%	9/15/19	290,000	327,712
Waste Management Inc., Senior Notes	3.500%	5/15/24	480,000	499,792
West Corp., Senior Notes	5.375%	7/15/22	1,330,000	1,293,425	(a)

Total Commercial Services & Supplies				2,120,929

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction & Engineering - 0.1%
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	2,460,000	$1,678,212	(a)

Electrical Equipment - 0.2%
Eaton Corp., Senior Notes	4.150%	11/2/42	2,140,000	2,215,901

Industrial Conglomerates - 0.1%
Alfa SAB de CV, Senior Notes	5.250%	3/25/24	700,000	750,750	(a)

Road & Rail - 0.2%
Asciano Finance Ltd., Senior Notes	3.125%	9/23/15	1,280,000	1,294,126	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	1,180,000	1,216,875	(a)

Total Road & Rail				2,511,001

TOTAL INDUSTRIALS				15,474,096

INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.2%
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	600,000	661,500
Zayo Group LLC/Zayo Capital Inc., Senior Secured Notes	8.125%	1/1/20	1,620,000	1,717,200

Total Internet Software & Services				2,378,700

IT Services - 0.3%
First Data Corp., Senior Notes	12.625%	1/15/21	670,000	800,650
First Data Corp., Senior Secured Notes	6.750%	11/1/20	137,000	146,933	(a)
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	936,000	1,090,440
WEX Inc., Senior Notes	4.750%	2/1/23	830,000	827,925	(a)

Total IT Services				2,865,948

Software - 0.0%
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	320,000	342,400	(a)

TOTAL INFORMATION TECHNOLOGY				5,587,048

MATERIALS - 4.3%
Chemicals - 0.3%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes	8.875%	2/1/18	1,660,000	1,398,550
Hexion U.S. Finance Corp., Senior Secured Notes	6.625%	4/15/20	270,000	257,850
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	1,200,000	1,423,537

Total Chemicals				3,079,937

Construction Materials - 0.4%
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	3,700,000	4,220,220	(a)
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	450,000	441,225	(a)

Total Construction Materials				4,661,445

Containers & Packaging - 0.6%
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	980,000	1,051,050	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	1,000,000	1,067,500	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.241%	12/15/19	1,790,000	1,758,675	(a)(d)
Graphic Packaging International Inc., Senior Notes	4.750%	4/15/21	1,300,000	1,352,000
Pactiv LLC, Senior Notes	7.950%	12/15/25	500,000	507,500
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Notes	9.000%	4/15/19	1,000,000	1,047,500
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.750%	10/15/20	660,000	685,575

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	6.875%	2/15/21	140,000	$148,050
Rock-Tenn Co., Senior Notes	3.500%	3/1/20	70,000	71,287
Rock-Tenn Co., Senior Notes	4.000%	3/1/23	40,000	41,330

Total Containers & Packaging				7,730,467

Metals & Mining - 3.0%
ArcelorMittal, Senior Notes	5.250%	2/25/17	20,000	20,990
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	1,470,000	1,463,210
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	510,000	598,482
Evraz Group SA, Notes	6.750%	4/27/18	2,840,000	2,535,484	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	2,700,000	2,551,500	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	630,000	526,837	(a)
Glencore Canada Corp., Senior Notes	5.375%	6/1/15	3,600,000	3,636,169
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	1,830,000	1,871,175
Samarco Mineracao SA, Senior Notes	4.125%	11/1/22	2,820,000	2,626,125	(c)
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	790,000	827,525	(a)(b)
Schaeffler Holding Finance BV, Senior Secured Notes	6.250%	11/15/19	860,000	911,600	(a)(b)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	1,750,000	1,841,875
Southern Copper Corp., Senior Notes	5.250%	11/8/42	3,700,000	3,343,616
Steel Dynamics Inc., Senior Notes	7.625%	3/15/20	410,000	426,400
Vale Overseas Ltd., Notes	6.875%	11/21/36	3,726,000	3,709,233
Vedanta Resources PLC, Senior Bonds	8.250%	6/7/21	500,000	472,500	(c)
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	3,230,000	2,939,300	(c)
Volcan Cia Minera SAA, Senior Notes	5.375%	2/2/22	3,270,000	3,116,310	(a)
Xstrata Finance Canada Ltd., Senior Notes	2.050%	10/23/15	680,000	683,631	(a)
Xstrata Finance Canada Ltd., Senior Notes	2.700%	10/25/17	530,000	538,417	(a)

Total Metals & Mining				34,640,379

TOTAL MATERIALS				50,112,228

TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.8%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	1,270,000	1,114,298	(a)
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	1,890,000	2,091,417	(a)
British Telecommunications PLC, Bonds	9.625%	12/15/30	1,510,000	2,450,028
CCOH Safari LLC, Senior Bonds	5.750%	12/1/24	1,080,000	1,117,800
CenturyLink Inc., Senior Notes	6.150%	9/15/19	60,000	65,550
CenturyLink Inc., Senior Notes	5.625%	4/1/20	2,560,000	2,739,200
Cogent Communications Holdings Inc., Senior Secured Notes	8.375%	2/15/18	1,470,000	1,535,415	(a)
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	2,320,000	2,346,680	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	1,930,000	2,021,675
Level 3 Financing Inc., Senior Notes	8.125%	7/1/19	1,960,000	2,075,150
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,800,000	1,899,378	(a)
Telefonica Emisiones SAU, Senior Notes	6.221%	7/3/17	80,000	88,814
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	230,000	260,035
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	2,050,000	2,071,525	(a)
UPCB Finance V Ltd., Senior Secured Notes	7.250%	11/15/21	1,300,000	1,423,500	(a)
Verizon Communications Inc., Senior Notes	3.450%	3/15/21	430,000	447,720
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	5,370,000	6,158,499
Verizon Communications Inc., Senior Notes	4.150%	3/15/24	370,000	397,625
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	655,000	829,642
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	975,000	1,281,389
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	666,000	697,194	(a)

Total Diversified Telecommunication Services				33,112,534

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.8%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	400,000	$416,500	(a)
Sprint Communications Inc., Senior Notes	8.375%	8/15/17	2,310,000	2,541,000
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	2,200,000	2,557,500	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	4,200,000	3,705,492	(a)

Total Wireless Telecommunication Services				9,220,492

TOTAL TELECOMMUNICATION SERVICES				42,333,026

UTILITIES - 0.5%
Electric Utilities - 0.3%
Centrais Eletricas Brasileiras SA, Senior Notes	5.750%	10/27/21	2,310,000	2,079,000	(c)
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	930,000	1,219,759

Total Electric Utilities				3,298,759

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp., Senior Notes	7.750%	10/15/15	72,000	74,995
AES Corp., Senior Notes	4.875%	5/15/23	350,000	343,000
AES Corp., Senior Notes	5.500%	3/15/24	350,000	355,250
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	426,000	478,185	(a)
Calpine Corp., Senior Secured Notes	5.875%	1/15/24	260,000	282,100	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	915,837	993,683

Total Independent Power and Renewable Electricity Producers				2,527,213

TOTAL UTILITIES				5,825,972

TOTAL CORPORATE BONDS & NOTES (Cost - $338,290,311)				338,303,666

			FACE AMOUNT/ UNITS†
ASSET-BACKED SECURITIES - 7.4%
AASET, 2014-1 B	7.375%	12/15/29	2,000,000	2,005,000	(d)(h)
Access Group Inc., 2005-B B2	0.756%	7/25/35	3,729,117	3,336,560	(d)
Access Group Inc., 2007-1 C	0.656%	10/25/35	1,669,843	1,510,227	(d)
ACE Securities Corp., 2006-GP1 A	0.431%	2/25/31	229,869	222,268	(d)
ALM Loan Funding, 2013-10A B	2.853%	1/15/25	900,000	882,357	(a)(d)
Amortizing Residential Collateral Trust, 2005-BC5 M1	1.203%	7/25/32	273,291	263,977	(d)
Argent Securities Inc., 2003-W8 M1	1.218%	12/25/33	1,270,061	1,183,901	(d)
Arrowpoint CLO Ltd., 2014-2A C	2.990%	3/12/26	600,000	581,134	(a)(d)
Asset Backed Securities Corp. Home Equity Loan Trust, 2005-HE3 M4	1.116%	4/25/35	1,250,000	1,102,821	(d)
Associates Manufactured Housing Pass Through Certificates, 1997-CLB2	8.900%	6/15/28	1,151,616	1,081,713	(h)
Avis Budget Rental Car Funding AESOP LLC, 2014-1A C	3.750%	7/20/20	4,000,000	3,984,348	(a)
Bowman Park CLO Ltd., 2014-1A D1	3.941%	11/23/25	2,000,000	1,943,994	(a)(d)
Carlyle Global Market Strategies, 2013-4A C	3.053%	10/15/25	600,000	591,360	(a)(d)
Carlyle Global Market Strategies CLO Ltd., 2014-2A D	3.758%	5/15/25	1,100,000	1,061,053	(a)(d)
Cent CLO LP, 2014-21A C	3.756%	7/27/26	500,000	481,517	(a)(d)
Centex Home Equity Loan Trust, 2003-B AF4	3.735%	2/25/32	142,664	143,514
Chase Funding Loan Acquisition Trust, 2004-AQ1 M1	1.266%	5/25/34	1,768,703	1,573,258	(d)
Citigroup Mortgage Loan Trust Inc., 2006-SHL1 A1	0.371%	11/25/45	371,060	358,699	(a)(d)
Citigroup Mortgage Loan Trust Inc., 2007-WFH4 M1	1.821%	7/25/37	3,063,000	2,696,120	(d)
Fieldstone Mortgage Investment Corp., 2004-4 M3	2.118%	10/25/35	1,370,000	1,145,442	(d)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS†		VALUE
ASSET-BACKED SECURITIES - (continued)
First Franklin Mortgage Loan Asset-Backed Certificates, 2006-FF5 2A5, PO	0.000%	4/25/36	1,050,000		$791,080
Fremont Home Loan Trust, 2006-B 2A2	0.271%	8/25/36	446,966		180,462	(d)
GMAC Mortgage Corp. Loan Trust, 2006-HE4 A1	0.351%	12/25/36	797,958		697,902	(d)
Greenpoint Manufactured Housing, 1999-2 A2	2.903%	3/18/29	325,000		294,634	(d)
Greenpoint Manufactured Housing, 1999-3 2A2	3.503%	6/19/29	150,000		130,500	(d)
Greenpoint Manufactured Housing, 1999-4 A2	3.668%	2/20/30	175,000		152,250	(d)
Greenpoint Manufactured Housing, 2001-2 IA2	3.666%	2/20/32	275,000		252,015	(d)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.667%	3/13/32	350,000		316,389	(d)
GSAMP Trust, 2004-SEA2 M2	1.421%	3/25/34	3,700,000		3,386,462	(d)
GSAMP Trust, 2006-S3 A1	6.585%	5/25/36	1,385,430		154,043
GSAMP Trust, 2006-SEA1 A	0.468%	5/25/36	70,593		69,746	(a)(d)
GSAMP Trust, 2007-FM1 A2C	0.341%	12/25/36	1,838,366		969,210	(d)
GSAMP Trust, 2007-FM1 A2D	0.421%	12/25/36	3,035,038		1,631,979	(d)
GSRPM Mortgage Loan Trust, 2006-2 A2	0.468%	9/25/36	134,017		127,106	(a)(d)
Hildene CLO Ltd., 2014-2A D	3.957%	7/19/26	750,000		712,748	(a)(d)
Home Equity Mortgage Trust, 2005-3 M3	1.251%	11/25/35	3,477,946		3,286,092	(d)
IXIS Real Estate Capital Trust, 2005-HE4 A3	0.511%	2/25/36	200,620		197,086	(d)
JPMorgan Mortgage Acquisition Corp., 2005-OPT2 M3	0.651%	12/25/35	6,800,000		5,024,425	(d)
LCM Limited Partnership, 16A D	3.853%	7/15/26	400,000		386,718	(a)(d)
Lehman XS Trust, 2006-16N A4B	0.411%	11/25/46	127,505		24,865	(d)
Lehman XS Trust, 2006-GP3 2A2	0.391%	6/25/46	32,192		2,756	(d)
Madison Park Funding Ltd., 2013-11A C	3.007%	10/23/25	1,100,000		1,077,569	(a)(d)
Magnus Dritte Immobilienbesitz und Verwaltungs 1 GmbH, 1A JNR	7.250%	7/1/24	1,386,000	EUR	1,566,514	(a)(h)
Magnus Relda Holding Vier GmbH, 1A JNR	7.000%	10/28/24	2,400,000	EUR	2,712,578	(a)(h)
MASTR Specialized Loan Trust, 2006-3 A	0.431%	6/25/46	250,870		219,995	(a)(d)
MASTR Specialized Loan Trust, 2007-1 A	0.541%	1/25/37	259,000		166,714	(a)(d)
National Collegiate Student Loan Trust, 2006-3 A4	0.441%	3/26/29	2,210,000		2,031,808	(d)
National Collegiate Student Loan Trust, 2007-4 A3L	1.021%	3/25/38	5,790,000		4,279,457	(d)
Nelnet Student Loan Trust, 2005-4 A4R2	0.858%	3/22/32	2,900,000		2,707,550	(d)
Neuberger Berman CLO Ltd., 2013-15A C	3.017%	10/15/25	350,000		341,150	(a)(d)
Oakwood Mortgage Investors Inc., 1999-D A1	7.840%	11/15/29	164,930		170,606	(d)
Oakwood Mortgage Investors Inc., 2001-E A2	5.050%	12/15/31	3,191,458		2,891,675
Option One Mortgage Loan Trust, 2005-1 A4	0.968%	2/25/35	359,352		351,953	(d)
Origen Manufactured Housing, 2007-A A2	2.141%	4/15/37	1,983,393		1,736,585	(d)
Pegasus Aviation Lease Securitization, 2000-1 A2	8.370%	3/25/30	390,000		75,075	(a)
Pinnacle Park CLO Ltd., 2014-1A D	3.753%	4/15/26	350,000		337,782	(a)(d)
RAAC Series, 2005-SP2 2A	0.468%	6/25/44	2,025,064		1,739,401	(d)
Renaissance Home Equity Loan Trust, 2006-2 AV3	0.408%	8/25/36	4,901,813		2,704,021	(d)
Saratoga Investment Corp. CLO Ltd., 2013-1A C	3.157%	10/20/23	500,000		483,313	(a)(d)
Security National Mortgage Loan Trust, 2005-2A A3	6.213%	2/25/36	2,280,650		2,155,629	(a)(d)
Security National Mortgage Loan Trust, 2007-1A 2A	0.521%	4/25/37	275,789		229,350	(a)(d)
Shackleton CLO Ltd., 2013-4A C	3.254%	1/13/25	1,750,000		1,719,251	(a)(d)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	3,866,595		3,849,381
Venture CDO Ltd., 2014-16A A3L	3.003%	4/15/26	2,000,000		1,917,692	(a)(d)
Wells Fargo Home Equity Trust, 2007-2 A3	0.398%	4/25/37	6,950,000		5,735,342	(d)
Whitehorse Ltd., 2013-1A A3L	3.172%	11/24/25	200,000		197,152	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $84,628,022)					86,335,274

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.4%
Adjustable Rate Mortgage Trust, 2004-1 4A1	2.749%	1/25/35	971,177	$966,000	(d)
Adjustable Rate Mortgage Trust, 2005-1 5M1	1.221%	5/25/35	1,593,976	1,478,915	(d)
Banc of America Funding Corp., 2006-D 6A1	4.953%	5/20/36	622,156	507,019	(d)
Banc of America Funding Corp., 2015-R2 10A1	0.359%	6/29/37	3,090,000	2,914,256	(a)(d)(h)
Banc of America Funding Corp., 2015-R2 4A1	0.325%	9/29/36	3,610,000	3,429,500	(a)(d)(h)
Banc of America Funding Corp., 2015-R2 4A2	0.325%	9/29/36	8,220,000	3,699,000	(a)(d)(h)
Banc of America Mortgage Securities Inc., 2003-F 1A1	2.498%	7/25/33	14,021	13,405	(d)
Banc of America Mortgage Securities Inc., 2004-A 1A1	2.497%	2/25/34	17,203	16,664	(d)
Bank of America Merrill Lynch Large Loan Inc., 2014-INMZ MZB	8.652%	12/15/19	8,300,000	8,275,100	(a)(d)
Bear Stearns Alt-A Trust, 2003-5 2A1	2.380%	12/25/33	366,483	372,721	(d)
Bear Stearns Alt-A Trust, 2004-10 1A1	0.851%	9/25/34	53,921	53,579	(d)
Bear Stearns Alt-A Trust, 2004-11 1A2	1.011%	11/25/34	49,712	48,592	(d)
Bear Stearns Alt-A Trust, 2005-02 1A1	0.671%	3/25/35	22,856	22,402	(d)
Bear Stearns Alt-A Trust, 2005-10 21A1	2.537%	1/25/36	260,973	213,627	(d)
Bear Stearns ARM Trust, 2004-12 1A1	2.628%	2/25/35	66,349	60,520	(d)
Bear Stearns Asset-Backed Securities Trust, 2005-AC9 A4	16.454%	12/25/35	826,685	920,672	(d)
Bear Stearns Mortgage Funding Trust, 2006-AR5 1A1	0.331%	12/25/46	656,686	511,869	(d)
Bear Stearns Mortgage Funding Trust, 2007-AR1 1A1	0.331%	1/25/37	3,652,172	2,826,968	(d)
BLCP Hotel Trust, 2014-CLMZ M	5.901%	8/15/29	3,100,000	3,065,630	(a)(d)
Carefree Portfolio Trust, 2014-CMZA MZA	6.149%	11/15/19	1,000,000	1,001,770	(a)(d)
Carefree Portfolio Trust, 2014-CMZB MZB	7.895%	11/15/29	6,000,000	5,992,888	(a)(d)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	240,000	234,951
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	510,000	433,500	(d)
Citigroup Commercial Mortgage Trust, 2006-C5 AJ	5.482%	10/15/49	360,000	357,316
Citigroup Commercial Mortgage Trust, 2008-C7 AJ	6.150%	12/10/49	3,230,000	3,253,763	(d)
Citigroup Mortgage Loan Trust Inc., 2005-9 1A1	0.431%	11/25/35	316,154	225,209	(d)
Citigroup Mortgage Loan Trust Inc., 2006-WFH2 A3	0.391%	8/25/36	3,450,000	3,013,220	(d)
Citigroup Mortgage Loan Trust Inc., 2015-2 2A1	0.954%	11/25/46	3,060,000	2,952,900	(a)(d)(h)
Citigroup Mortgage Loan Trust Inc., 2015-2 5A1	0.421%	3/25/47	3,170,000	2,956,025	(a)(d)(h)
CitiMortgage Alternative Loan Trust, 2007-A5 1A4, IO	5.429%	5/25/37	27,531,185	4,262,626	(d)
COMM Mortgage Trust, 2013-CR09 E	4.259%	7/10/45	1,392,000	1,132,371	(a)(d)
COMM Mortgage Trust, 2013-CR12 E	5.085%	10/10/46	630,000	567,683	(a)(d)
COMM Mortgage Trust, 2013-CR13 E	4.755%	12/10/23	1,155,000	1,019,378	(a)(d)
Commercial Mortgage Pass-Through Certificates, 2006-C8 AJ	5.377%	12/10/46	420,000	425,949
Countrywide Alternative Loan Trust, 2004-36CB 2A1	5.500%	2/25/35	1,660,485	1,632,347
Countrywide Alternative Loan Trust, 2005-24 4A1	0.404%	7/20/35	432,717	377,105	(d)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	2,616,520	2,478,616
Countrywide Alternative Loan Trust, 2005-51 2A1	0.474%	11/20/35	254,413	209,867	(d)
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO	4.929%	11/25/35	14,503,148	1,859,695	(d)
Countrywide Alternative Loan Trust, 2005-76 3A1	0.431%	1/25/46	243,373	201,235	(d)
Countrywide Alternative Loan Trust, 2006-04CB 1A4, IO	5.129%	4/25/36	15,877,785	2,756,002	(d)
Countrywide Alternative Loan Trust, 2006-08T1 1A1	0.671%	4/25/36	3,892,172	2,499,136	(d)
Countrywide Alternative Loan Trust, 2006-08T1 1A2, IO	5.329%	4/25/36	9,083,531	1,361,467	(d)
Countrywide Alternative Loan Trust, 2006-21CB A6, IO	5.429%	7/25/36	5,647,119	1,066,583	(d)
Countrywide Alternative Loan Trust, 2006-J1 1A7	0.871%	2/25/36	4,127,375	3,136,871	(d)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Countrywide Alternative Loan Trust, 2007-14T2 A3	38.874%	7/25/37	3,957,234		$8,526,600	(d)
Countrywide Home Loan Mortgage Pass-Through Trust, 2001-HYB1 1A1	2.082%	6/19/31	23,895		23,932	(d)
Countrywide Home Loans, 2003-60 1A1	2.534%	2/25/34	198,843		195,620	(d)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-07 2A1	0.791%	3/25/35	690,729		588,753	(d)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	5.806%	6/15/38	2,590,000		2,585,864	(d)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	885,000		852,918
Credit Suisse European Mortgage Capital Trust, 2014-1MGN B	7.165%	7/20/22	2,294,235	EUR	2,567,365	(a)(d)(h)
Credit Suisse Mortgage Trust, 2014-11R 14A1	0.370%	6/27/46	4,279,179		4,057,197	(a)(d)(h)
Credit Suisse Mortgage Trust, 2014-11R 15A1	2.413%	1/27/36	3,165,150		3,204,714	(a)(d)(h)
Credit Suisse Mortgage Trust, 2014-TIKI F	3.995%	9/15/38	6,000,000		5,977,177	(a)(d)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	1,070,000		1,002,892	(a)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	4,280,000		3,777,134	(a)
Credit Suisse Mortgage Trust, 2015-2R 3A1	0.378%	4/27/36	3,230,000		2,971,600	(a)(d)(h)
Credit Suisse Mortgage Trust, 2015-2R 7A1	2.632%	8/27/36	2,890,000		2,911,675	(a)(d)(h)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.621%	6/25/34	93,052		85,323	(d)
DSLA Mortgage Loan Trust, 2004-AR2 A1A	0.994%	11/19/44	3,400,245		3,043,651	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 3349 AS, IO	6.328%	7/15/37	2,209,235		391,903	(d)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, IO	1.651%	7/25/21	1,670,063		144,793	(d)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.177%	4/25/20	1,448		66	(d)
Federal National Mortgage Association (FNMA), 2010-100 SD, IO	6.409%	9/25/40	1,466,954		290,017	(d)
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	201,604		228,808
Federal National Mortgage Association (FNMA), 2012-118 CI, IO	3.500%	12/25/39	2,229,655		351,521
First Horizon Alternative Mortgage Securities, 2005-AA12 1A1	2.214%	2/25/36	305,344		241,479	(d)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	15,099,970		173,921	(a)
FREMF Mortgage Trust, 2014-KF04 B	3.421%	6/25/21	1,850,693		1,850,778	(a)(d)
FREMF Mortgage Trust, 2014-KF05 B	4.168%	9/25/22	2,134,311		2,135,128	(a)(d)
GE Business Loan Trust, 2006-2A C	0.553%	11/15/34	1,002,592		883,706	(a)(d)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	830,000		813,104	(d)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.929%	9/16/46	23,421,498		1,116,620	(d)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.837%	2/16/53	16,263,785		1,038,280	(d)
Government National Mortgage Association (GNMA), 2012-125 IO, IO	0.857%	2/16/53	8,195,375		556,728	(d)
Government National Mortgage Association (GNMA), 2013-113 AZ	3.000%	8/20/43	2,086,721		1,717,090
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.122%	9/16/44	6,766,357		486,888	(d)
Government National Mortgage Association (GNMA), 2014-016 IO, IO	1.033%	6/16/55	13,318,299		921,666	(d)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	1.380%	2/16/48	7,325,530		573,494	(d)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	1.036%	9/16/55	7,208,025		522,906	(d)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Greenpoint Mortgage Funding Trust, 2006-AR2 1A2	0.421%	4/25/36	760,483	$1,550,626	(d)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1	0.401%	4/25/36	228,928	182,343	(d)
Greenpoint Mortgage Funding Trust, 2006-AR3 4A1	0.381%	4/25/36	2,531,717	1,939,118	(d)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	395,000	404,116
GS Mortgage Securities Trust, 2013-GC14 F	4.772%	8/10/46	890,000	775,810	(a)(d)
GSMPS Mortgage Loan Trust, 2006-RP1 1AF1	0.521%	1/25/36	1,922,775	1,669,190	(a)(d)
HarborView Mortgage Loan Trust, 2006-13 A	0.354%	11/19/46	294,639	232,167	(d)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	6.397%	11/15/16	8,030,000	8,023,994	(a)(d)
IMPAC CMB Trust, 2004-5 1A1	0.891%	10/25/34	341,413	330,392	(d)
IMPAC Secured Assets Corp., 2004-3 1A4	0.971%	11/25/34	7,160	7,096	(d)
Indymac INDX Mortgage Loan Trust, 2006-AR11 5A1	2.865%	6/25/36	4,586,359	3,178,681	(d)
Indymac Manufactured Housing Contract, A2-2	6.170%	8/25/29	114,975	114,214
JPMBB Commercial Mortgage Securities Trust, 2015-C27 F	3.000%	2/15/48	2,700,000	1,353,270	(a)(d)(h)
JPMBB Commercial Mortgage Securities Trust, 2015-C27 G	3.000%	2/15/48	2,049,500	1,027,232	(a)(d)(h)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	5.876%	4/15/45	2,090,000	2,084,169	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	1,980,000	1,982,020	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	6.397%	10/15/19	1,700,000	1,692,516	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-INN E	3.773%	6/15/29	2,460,000	2,457,339	(a)(d)
JPMorgan Reremic, 2015-1 1A3	0.331%	12/27/46	15,840,000	8,595,037	(a)(d)(h)
JPMorgan Resecuritization Trust, 2014-6 3A1	0.380%	7/27/46	5,411,778	5,246,772	(a)(d)
Lehman Mortgage Trust, 2006-8 2A2, IO	6.409%	12/25/36	14,794,131	4,814,808	(d)
Lehman Mortgage Trust, 2007-1 2A3, IO	6.459%	2/25/37	4,849,756	1,331,782	(d)
MASTR ARM Trust, 2003-3 3A4	2.041%	9/25/33	1,127,220	1,129,874	(d)
Merrill Lynch Alternative Note Asset Trust, 2007-OAR1 A1	0.341%	2/25/37	922,333	852,393	(d)
Merrill Lynch Mortgage Investors Trust, 2004-A3 4A3	2.581%	5/25/34	204,367	203,424	(d)
Merrill Lynch Mortgage Trust, 2006-C2 AJ	5.802%	8/12/43	720,000	730,399	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	3,157,000	3,090,987	(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	840,000	813,071	(d)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	1,185,000	1,094,184
Morgan Stanley Mortgage Loan Trust, 2004-6AR	2.753%	8/25/34	48,148	47,395	(d)
Morgan Stanley Mortgage Loan Trust, 2006-3AR 2A3	2.790%	3/25/36	327,340	267,779	(d)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	6,120,000	5,814,000	(a)
Nomura Asset Acceptance Corp., 2006-AF2 4A	3.249%	8/25/36	258,492	193,354	(d)
Residential Accredit Loans Inc., 2006-QO2 A1	0.391%	2/25/46	3,410,021	1,626,055	(d)
Residential Accredit Loans Inc., 2006-QO3 A1	0.378%	4/25/46	6,107,479	3,060,519	(d)
Residential Accredit Loans Inc., 2006-QO3 A2	0.428%	4/25/46	965,954	491,693	(d)
Residential Accredit Loans Inc., 2006-QO3 A3	0.498%	4/25/46	1,352,267	703,279	(d)
Residential Accredit Loans Inc., 2007-QO1 A1	0.318%	2/25/47	1,701,303	1,342,481	(d)
Residential Asset Securitization Trust, 2005-A15 2A11, IO	5.379%	2/25/36	15,199,502	2,929,522	(d)
Sequoia Mortgage Trust, 2007-4 4A1	2.594%	7/20/47	858,942	733,734	(d)
Structured Agency Credit Risk Debt Notes, 2013-DN1 M2	7.321%	7/25/23	1,070,000	1,286,227	(d)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3	4.921%	10/25/24	1,710,000	1,771,840	(d)
Structured ARM Loan Trust, 2004-04 3A2	2.465%	4/25/34	497,792	497,919	(d)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Structured ARM Loan Trust, 2004-07 A1	0.573%	6/25/34	13,540		$12,383	(d)
Structured ARM Loan Trust, 2004-16 2A	2.420%	11/25/34	744,041		736,385	(d)
Structured Asset Mortgage Investments Inc., 2003-AR2 A1	0.908%	12/19/33	57,405		55,140	(d)
Structured Asset Securities Corp., 2002-08A 7A1	1.839%	5/25/32	19,796		19,206	(d)
Structured Asset Securities Corp., 2002-11A 1A1	1.898%	6/25/32	3,732		3,701	(d)
Structured Asset Securities Corp., 2002-16A 1A1	2.708%	8/25/32	134,635		132,536	(d)
Structured Asset Securities Corp., 2002-18A 1A1	2.743%	9/25/32	5,190		5,192	(d)
Structured Asset Securities Corp., 2004-NP1 A	0.971%	9/25/33	127,284		125,709	(a)(d)
Structured Asset Securities Corp., 2004-NP2 A	0.521%	6/25/34	1,585,657		1,477,264	(a)(d)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.068%	3/25/44	25,522		23,016	(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.889%	5/10/63	2,080,000		1,396,450	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.889%	5/10/63	3,650,000		1,314,438	(a)(d)
Wachovia Bank Commercial Mortgage Trust, 2006-C23 G	5.548%	1/15/45	1,630,000		1,519,890	(a)(d)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR02 A1A	1.061%	4/25/46	4,253,622		3,336,120	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR03 A1A	1.091%	5/25/46	3,677,461		2,787,277	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR06 2A	1.081%	8/25/46	3,678,728		2,598,425	(d)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	750,000		598,721	(a)
Wells Fargo Commercial Mortgage Trust, 2015-C26 E	3.250%	2/15/48	1,730,000		1,154,202	(a)
Wells Fargo Mortgage-Backed Securities Trust, 2005-AR9 4A1	2.608%	5/25/35	149,400		149,078	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $224,864,886)					226,734,177

CONVERTIBLE BONDS & NOTES - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Axtel SAB de CV, Senior Secured Notes (Cost - $38,885)	9.000%	1/31/20	285,000	MXN	26,729	(a)

MORTGAGE-BACKED SECURITIES - 2.2%
FHLMC - 0.1%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	5/1/43-7/1/43	734,019		796,011

FNMA - 2.1%
Federal National Mortgage Association (FNMA)	5.000%	1/1/39-7/1/39	1,281,333		1,420,828
Federal National Mortgage Association (FNMA)	5.500%	5/1/40	1,186,845		1,361,277
Federal National Mortgage Association (FNMA)	3.500%	4/1/43-10/1/43	18,101,777		19,124,686
Federal National Mortgage Association (FNMA)	4.000%	4/1/43-7/1/43	2,131,792		2,303,808

Total FNMA					24,210,599

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
GNMA - 0.0%
Government National Mortgage Association (GNMA) II	4.500%	4/20/41	325,229		$354,451

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $24,610,202)					25,361,061

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 4.7%
Brazil - 0.2%
Federative Republic of Brazil, Notes	6.000%	8/15/50	6,426,465	BRL	2,245,799

Japan - 4.5%
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	9/10/24	2,837,160,000	JPY	25,387,987
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/24	2,308,500,000	JPY	20,531,900
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	9/10/23	826,400,000	JPY	7,356,946

Total Japan					53,276,833

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $60,547,156)					55,522,632

SENIOR LOANS - 2.7%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.1%
INA Beteiligungsgesellschaft mbH, USD Term Loan B	4.250%	5/15/20	610,000		613,922	(j)(k)

Distributors - 0.1%
ABC Supply Co. Inc., Term Loan	3.500%	4/16/20	997,475		989,495	(j)(k)

Hotels, Restaurants & Leisure - 0.3%
1011778 B.C. Unlimited Liability Co., 2014 Term Loan B	4.500%	12/12/21	1,330,000		1,334,803	(j)(k)
CCM Merger Inc., New Term Loan B	4.500%	8/8/21	1,163,146		1,165,327	(j)(k)
Hilton Worldwide Finance LLC, USD Term Loan B2	3.500%	10/26/20	986,842		985,146	(j)(k)
MGM Resorts International, Term Loan B	3.500%	12/20/19	493,703		491,604	(j)(k)

Total Hotels, Restaurants & Leisure					3,976,880

Media - 0.4%
Charter Communications Operating LLC, Term Loan G	4.250%	9/12/21	1,000,000		1,006,528	(j)(k)
CSC Holdings Inc., New Term Loan B	2.672%	4/17/20	431,474		429,046	(j)(k)
TWCC Holding Corp., REFI Term Loan B	3.500%	2/13/17	969,641		958,559	(j)(k)
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	716,073		713,779	(j)(k)
Virgin Media Bristol LLC, USD Term Loan B	3.500%	6/7/20	1,500,000		1,496,250	(j)(k)

Total Media					4,604,162

Multiline Retail - 0.1%
Neiman Marcus Group Inc., 2020 Term Loan	4.250%	10/25/20	997,481		989,169	(j)(k)

Specialty Retail - 0.2%
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	1,587,929		1,114,727	(j)(k)
Michaels Stores Inc., Term Loan B	3.750%	1/28/20	984,962		977,575	(j)(k)
Party City Holdings Inc., Term Loan	4.000%	7/27/19	1,034,954		1,027,191	(j)(k)

Total Specialty Retail					3,119,493

TOTAL CONSUMER DISCRETIONARY					14,293,121

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Big Heart Pet Brands, New Term Loan	3.500%	3/8/20	818,117	$816,276	(j)(k)

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
MPH Acquisition Holdings LLC, Term Loan	3.750%	3/31/21	819,636	813,197	(j)(k)
Radnet Management Inc., Term Loan B	4.250 - 5.500%	10/10/18	957,641	956,045	(j)(k)

Total Health Care Providers & Services				1,769,242

Pharmaceuticals - 0.1%
Par Pharmaceutical Cos. Inc., Term Loan B2	4.000%	9/30/19	1,229,405	1,222,745	(j)(k)

TOTAL HEALTH CARE				2,991,987

INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Language Line LLC, First Lien Term Loan B	6.250%	6/20/16	233,481	231,828	(j)(k)
Monitronics International Inc., New Term Loan B	4.250%	3/23/18	984,924	984,924	(j)(k)

Total Commercial Services & Supplies				1,216,752

Machinery - 0.1%
Gardner Denver Inc., USD Term Loan	—	7/30/20	250,000	240,000	(l)
Intelligrated Inc., First Lien Term Loan	4.500 - 5.750%	7/30/18	977,536	962,466	(j)(k)
Silver II U.S. Holdings LLC, Term Loan	4.000%	12/13/19	209,987	201,718	(j)(k)

Total Machinery				1,404,184

TOTAL INDUSTRIALS				2,620,936

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
First Data Corp., Extended 2021 Term Loan	4.172%	3/24/21	750,000	751,125	(j)(k)
First Data Corp., New 2018 Extended Term Loan	3.672%	3/24/18	1,612,309	1,608,951	(j)(k)

Total IT Services				2,360,076

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Software - 0.0%
Activision Blizzard Inc., Term Loan B	3.250%	10/12/20	299,000		$299,374	(j)(k)

TOTAL INFORMATION TECHNOLOGY					2,659,450

MATERIALS - 0.2%
Chemicals - 0.1%
Kronos Inc., Initial Incremental Term Loan	4.500%	10/30/19	976,154		976,764	(j)(k)

Containers & Packaging - 0.1%
Consolidated Container Co., LLC, New Term Loan	5.000%	7/3/19	748,087		733,125	(j)(k)

Metals & Mining - 0.0%
FMG Resources (August 2006) Pty Ltd., New Term Loan B	3.750%	6/30/19	639,900		592,307	(j)(k)

TOTAL MATERIALS					2,302,196

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	478,252		474,426	(j)(k)

Wireless Telecommunication Services - 0.1%
Telesat Canada, USD Term Loan B2	3.500%	3/28/19	965,254		963,243	(j)(k)

TOTAL TELECOMMUNICATION SERVICES					1,437,669

UTILITIES - 0.4%
Electric Utilities - 0.1%
Equipower Resources Holdings LLC, First Lien Term Loan	4.250%	12/21/18	920,015		915,990	(j)(k)

Independent Power and Renewable Electricity Producers - 0.3%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	2,980,000		2,993,038	(j)(k)
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	134,183		134,183	(j)(k)

Total Independent Power and Renewable Electricity Producers					3,127,221

TOTAL UTILITIES					4,043,211

TOTAL SENIOR LOANS (Cost - $31,640,945)					31,164,846

SOVEREIGN BONDS - 3.5%
Brazil - 0.5%
Federative Republic of Brazil, Notes	10.000%	1/1/17	17,600,000	BRL	5,933,576

Malaysia - 0.2%
Federation of Malaysia, Bonds	4.160%	7/15/21	7,530,000	MYR	2,134,180

Mexico - 2.2%
United Mexican States, Bonds	6.500%	6/9/22	229,726,900	MXN	16,308,971
United Mexican States, Bonds	10.000%	12/5/24	1,570,000	MXN	139,111
United Mexican States, Bonds	7.750%	11/13/42	26,991,900	MXN	2,154,835
United Mexican States, Senior Bonds	10.000%	12/5/24	83,490,000	MXN	7,397,687

Total Mexico					26,000,604

New Zealand - 0.2%
Republic of New Zealand, Senior Bonds	3.000%	4/15/20	3,050,000	NZD	2,282,081	(c)

Poland - 0.0%
Republic of Poland, Bonds	5.250%	10/25/20	180,000	PLN	57,222

Russia - 0.4%
Russian Federal Bond, Bonds	8.150%	2/3/27	259,800,000	RUB	3,066,662
Russian Federal Bond, Senior Bonds	7.000%	1/25/23	83,990,000	RUB	940,308

Total Russia					4,006,970

TOTAL SOVEREIGN BONDS (Cost - $44,824,901)					40,414,633

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.8%
U.S. Government Agencies - 0.1%
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	2,000,000	$1,820,392

U.S. Government Obligations - 13.7%
U.S. Treasury Bonds	3.625%	2/15/44	16,430,000	19,879,018
U.S. Treasury Bonds	3.375%	5/15/44	25,250,000	29,254,499
U.S. Treasury Bonds	3.125%	8/15/44	6,710,000	7,432,895
U.S. Treasury Bonds	3.000%	11/15/44	190,000	205,734
U.S. Treasury Notes	0.250%	9/15/15	80,000	80,050
U.S. Treasury Notes	0.250%	10/15/15	70,000	70,044
U.S. Treasury Notes	0.500%	7/31/16	420,000	420,460
U.S. Treasury Notes	1.500%	7/31/16	360,000	365,344
U.S. Treasury Notes	1.000%	8/31/16	950,000	957,571
U.S. Treasury Notes	0.750%	6/30/17	860,000	859,463
U.S. Treasury Notes	0.500%	7/31/17	1,670,000	1,657,605
U.S. Treasury Notes	0.625%	11/30/17	5,570,000	5,523,000
U.S. Treasury Notes	0.625%	4/30/18	2,800,000	2,760,626
U.S. Treasury Notes	1.375%	7/31/18	30,000	30,206
U.S. Treasury Notes	1.500%	8/31/18	720,000	727,425
U.S. Treasury Notes	1.250%	11/30/18	630,000	629,705
U.S. Treasury Notes	1.625%	7/31/19	750,000	756,269
U.S. Treasury Notes	1.750%	9/30/19	520,000	526,662
U.S. Treasury Notes	1.500%	11/30/19	800,000	800,625
U.S. Treasury Notes	1.125%	12/31/19	6,700,000	6,585,892
U.S. Treasury Notes	2.000%	5/31/21	16,940,000	17,190,136
U.S. Treasury Notes	1.625%	8/15/22	960,000	945,450
U.S. Treasury Notes	2.750%	11/15/23	2,090,000	2,226,667
U.S. Treasury Notes	2.375%	8/15/24	10,517,000	10,857,162
U.S. Treasury Notes	2.250%	11/15/24	180,000	183,797
U.S. Treasury Notes	2.000%	2/15/25	1,050,000	1,049,836
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/43	103,630,000	48,248,884

Total U.S. Government Obligations				160,225,025

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $143,266,833)				162,045,417

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.3%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	1,629,585	2,185,681
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	4,156,680	4,230,071
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	3,430,600	3,519,044
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	3,240,447	3,378,924
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	1,898,707	1,900,190

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $14,414,612)				15,213,910

			SHARES
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Tropicana Entertainment Inc. (Cost - $284,300)			17,138	285,348	*

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE		SHARES	VALUE
PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Capital Markets - 0.1%
State Street Corp.	5.900%		43,799	$1,172,499	(d)

Consumer Finance - 0.3%
GMAC Capital Trust I	8.125%		158,099	4,115,317	(d)

TOTAL PREFERRED STOCKS (Cost - $5,056,591)				5,287,816

		EXPIRATION DATE	CONTRACTS/ NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.2%
Eurodollar Futures, Call @ $99.63		3/16/15	1,080	297,000
Credit default swaption with Credit Suisse to sell protection on Markit CDX.NA.HY.23 Index, Call @ $105.00		3/18/15	10,550,000	162,600
U.S. Dollar/Mexican Peso, Put @ $14.12		3/17/15	2,640,000	191
U.S. Dollar/Mexican Peso, Put @ $14.36		3/12/15	8,360,000	1,720
U.S. Treasury 5-Year Notes Futures, Call @ $119.50		3/27/15	959	412,071
U.S. Treasury 10-Year Notes Futures, Call @ $129.00		3/27/15	1,919	749,609
U.S. Treasury 10-Year Notes Futures, Put @ $127.00		3/27/15	962	496,031

TOTAL PURCHASED OPTIONS (Cost - $2,067,710)				2,119,222

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $974,535,354)				988,814,731

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 7.8%
U.S. Government Agencies - 7.8%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.080%	4/27/15	11,000,000	10,998,631	(m)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	5/18/15	20,000,000	19,998,280	(m)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.130 - 0.131%	6/8/15	25,000,000	24,996,600	(m)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	11/16/15	25,000,000	24,974,450	(m)
Federal National Mortgage Association (FNMA), Discount Notes	0.110%	3/18/15	10,000,000	9,999,511	(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $90,950,789)				90,967,472

TOTAL INVESTMENTS - 92.3% (Cost - $1,065,486,143#)				1,079,782,203
Other Assets in Excess of Liabilities - 7.7%				90,077,292

TOTAL NET ASSETS - 100.0%				$1,169,859,495

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	The coupon payment on these securities is currently in default as of February 28, 2015.

(g)	Value is less than $1.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(i)	Illiquid security.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	All or a portion of this loan is unfunded as of February 28, 2015. The interest rate for fully unfunded term loans is to be determined.

(m)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CD	— Certificate of Deposit
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
CMB	— Cash Management Bill
DIP	— Debtor-in-Possession
EUR	— Euro
IO	— Interest Only
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
PO	— Principal Only
REFI	— Refinancing
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS/ NOTIONAL AMOUNT†	VALUE
Eurodollar Futures, Call	3/16/15	$99.75	679	$8,487
Eurodollar Futures, Put	3/16/15	99.50	1,080	6,750
Credit default swaption with Credit Suisse to sell protection on Markit CDX.NA.HY.23 Index, Put	3/18/15	100.00	10,550,000	1,292
U.S. Treasury 5-Year Notes Futures, Call	3/27/15	121.00	958	59,875
U.S. Treasury 10-Year Notes Futures, Call	4/24/15	130.50	2,400	787,500
U.S. Treasury 10-Year Notes Futures, Put	4/24/15	125.50	962	345,719

TOTAL WRITTEN OPTIONS (Premiums received - $1,514,784)				$1,209,623

†	Face amount denominated in U.S. dollars, unless otherwise noted.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Financials		$82,909,870	$0	*	$82,909,870
Other corporate bonds & notes		255,393,796	—		255,393,796
Asset-backed securities	—	85,253,561	1,081,713		86,335,274
Collateralized mortgage obligations	—	214,657,810	12,076,367		226,734,177
Convertible bonds & notes	—	26,729	—		26,729
Mortgage-backed securities	—	25,361,061	—		25,361,061
Non-U.S. Treasury inflation protected securities	—	55,522,632	—		55,522,632
Senior loans	—	31,164,846	—		31,164,846
Sovereign bonds	—	40,414,633	—		40,414,633
U.S. government & agency obligations	—	162,045,417	—		162,045,417
U.S. Treasury inflation protected securities	—	15,213,910	—		15,213,910
Common stocks	$285,348	—	—		285,348
Preferred stocks	5,287,816	—	—		5,287,816
Purchased options	1,954,711	164,511	—		2,119,222

Total long-term investments	$7,527,875	$968,128,776	$13,158,080		$988,814,731

Short-term investments†	—	90,967,472	—		90,967,472

Total investments	$7,527,875	$1,059,096,248	$13,158,080		$1,079,782,203

Other financial instruments:
Futures contracts	$1,307,800	—	—		$1,307,800
Forward foreign currency contracts	—	$2,609,026	—		2,609,026
Centrally cleared interest rate swaps	—	1,449,128	—		1,449,128
OTC currency swaps‡	—	518,404	—		518,404

Total other financial instruments	$1,307,800	$4,576,558	—		$5,884,358

Total	$8,835,675	$1,063,672,806	$13,158,080		$1,085,666,561

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Written options	$1,208,331	$1,292	—		$1,209,623
Futures contracts	4,547,787	—	—		4,547,787
Forward foreign currency contracts	—	2,113,014	—		2,113,014
Centrally cleared interest rate swaps	—	15,311,141	—		15,311,141

Total	$5,756,118	$17,425,447	—		$23,181,565

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

‡	Values include any premiums paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	FINANCIALS		ASSET- BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	TOTAL
Balance as of May 31, 2014	0	*	$4,074,091	—	$4,074,091
Accrued premiums/discounts	$(2,473)		25,323	$3,145	25,995
Realized gain (loss)	—		(289,536)	(427)	(289,963)
Change in unrealized appreciation (depreciation)(1)	2,473		111,525	(189,819)	(75,821)
Purchases	—		—	12,269,961	12,269,961
Sales	—		(1,120,439)	(6,493)	(1,126,932)
Transfers into Level 3	—		—	—	—
Transfers out of Level 3(2)	—		(1,719,251)	—	(1,719,251)

Balance as of February 28, 2015	$0	*	$1,081,713	$12,076,367	$13,158,080

Net change in unrealized appreciation (depreciation) for investments in securities still held at February 28, 2015(1)	$2,473		$(106,817)	$(189,819)	$(294,163)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(2)	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At February 28, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$41,765,599
Gross unrealized depreciation	(27,469,539)

Net unrealized appreciation	$14,296,060

At February 28, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	33	12/15	$8,196,483	$8,186,475	$(10,008)
90-Day Eurodollar	3,093	12/16	760,101,891	760,762,013	660,122
U.S. Treasury 2-Year Notes	10	6/15	2,182,314	2,185,782	3,468
U.S. Treasury 5-Year Notes	1,422	6/15	169,075,841	169,617,938	542,097

					1,195,679

Contracts to Sell:
90-Day Eurodollar	952	3/15	236,952,431	237,369,300	(416,869)
Euro-Bund	253	3/15	43,414,147	45,146,266	(1,732,119)
Japanese 10-Year Bond	105	3/15	129,229,894	129,818,182	(588,288)
U.S. Treasury 10-Year Notes	482	3/15	61,977,606	61,899,344	78,262
U.S. Treasury 10-Year Notes	3,000	6/15	381,923,001	383,390,625	(1,467,624)
U.S. Treasury Long-Term Bonds	17	3/15	2,523,382	2,499,531	23,851
U.S. Treasury Long-Term Bonds	110	6/15	17,672,869	17,802,812	(129,943)
U.S. Treasury Ultra Long-Term Bonds	264	6/15	44,223,314	44,426,250	(202,936)

					(4,435,666)

Net unrealized depreciation on open futures contracts					$(3,239,987)

Notes to Schedule of Investments (unaudited) (continued)

During the period ended February 28, 2015, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Amount	Premiums
Written options, outstanding as May 31, 2014	38,601,344	$517,881
Options written	87,482,993	5,509,024
Options closed	(102,389,005)	(3,764,331)
Options exercised	(13,135,000)	(86,953)
Options expired	(4,253)	(660,837)

Written options, outstanding as of February 28, 2015	10,556,079	$1,514,784

At February 28, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	35,643,900	USD	2,392,850	Barclays Bank PLC	3/17/15	$(7,376)
USD	2,410,000	MXN	35,854,775	Barclays Bank PLC	3/17/15	10,413
USD	792,000	MXN	11,589,336	Barclays Bank PLC	3/19/15	16,490
INR	225,700,000	USD	3,583,108	Bank of America N.A.	4/16/15	32,223
INR	163,000,000	USD	2,600,096	Bank of America N.A.	4/16/15	10,888
CAD	11,870,000	USD	9,920,768	Barclays Bank PLC	4/16/15	(431,614)
EUR	5,230,000	USD	6,172,289	Barclays Bank PLC	4/16/15	(316,676)
JPY	945,160,000	USD	8,109,690	Barclays Bank PLC	4/16/15	(203,899)
SGD	5,000,000	USD	3,745,936	Barclays Bank PLC	4/16/15	(81,223)
USD	9,568,082	CAD	11,870,000	Barclays Bank PLC	4/16/15	78,929
CAD	21,820,000	USD	18,223,227	Citibank, N.A.	4/16/15	(779,812)
INR	260,300,000	USD	4,131,090	Citibank, N.A.	4/16/15	38,475
USD	6,960,892	AUD	8,600,000	Citibank, N.A.	4/16/15	257,710
USD	9,993,316	CAD	12,410,000	Citibank, N.A.	4/16/15	72,474
USD	6,734,960	JPY	785,000,000	Citibank, N.A.	4/16/15	168,828
USD	9,538,155	EUR	8,100,000	Morgan Stanley & Co. Inc.	4/16/15	469,232
EUR	10,011,845	USD	11,372,275	Bank of America N.A.	5/13/15	(158,857)
CAD	2,000,000	USD	1,596,379	Citibank, N.A.	5/13/15	1,916
SGD	5,940,000	USD	4,405,793	Citibank, N.A.	5/13/15	(54,767)
USD	6,663,317	EUR	5,831,127	Citibank, N.A.	5/13/15	132,366
USD	58,592,232	JPY	6,867,156,095	Citibank, N.A.	5/13/15	1,133,115
USD	1,407,383	JPY	165,039,620	Credit Suisse	5/13/15	26,457
MXN	72,939,122	USD	4,942,144	Morgan Stanley & Co. Inc.	5/13/15	(78,790)
USD	2,358,627	EUR	2,059,001	Morgan Stanley & Co. Inc.	5/13/15	52,515
USD	5,331,570	EUR	4,664,736	UBS AG	5/13/15	106,995

Total						$496,012

Notes to Schedule of Investments (unaudited) (continued)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
SGD	— Singapore Dollar
USD	— United States Dollar

At February 28, 2015, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
RBS Securities Inc.	$16,864,000	5/15/30	2.110% semi-annually	3-Month LIBOR	$(168,268)	$713,165
Morgan Stanley	16,113,000	5/15/30	2.110% semi-annually	3-Month LIBOR	—	520,631
Barclays Capitial Inc.	8,241,000	5/15/30	2.110% semi-annually	3-Month LIBOR	50,945	215,332
Barclays Capitial Inc.	96,370,000	11/15/43	2.224% 1 Time	3-Month LIBOR	(2,501,616)	(15,311,141)

Total	$137,588,000				$(2,618,939)	$(13,862,013)

OTC CURRENCY SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT RECEIVED*	NOTIONAL AMOUNT DELIVERED*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Capital Inc.	$1,904,000	1,400,000	EUR	7/1/24	7.250%	9.005%	$(1,330)	$519,734

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 15, 2015